SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Market price per share	$ 0.40	$ 0.24
Warrants outstanding	17,312,961	11,974,301
Issue in stock option	272,000	272,000
Outstanding shares value	$ 2,250,685	$ 1,867,991
Convertible notes, description	The 2021 1-year notes (the “New Notes”), have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000. The New Notes are limited to converting no more than 4.99% of our issued an outstanding Common Stock.
Research and development expenses	$ 2,013,762	$ 544,519
Subsidiaries [Member]
Issue in stock option	4,500,000
Ownership percentage	9.00%	15.00%
Equity method investment amount	$ 600,000	$ 950,000